REPORTING ENTITY - Spin off BAC Holding - Impacts on assets, liabilities and equity recognized (Details) - COP ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets		$ 327,859,383	$ 301,181,596
Total liabilities		294,696,465	269,661,180
Non-controlling interests		15,711,661	14,737,744
Equity attributable to owners of the parent		$ 17,451,257	$ 16,782,672
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets	$ 111,185,832
Total liabilities	98,305,772
Non-controlling interests	1,961
Equity attributable to owners of the parent	$ 12,878,099
Spin-off percentage	75.00%
Spin-off amount	$ 9,658,574
Proportion of ownership interest in subsidiary	68.74%
Effect of the spin-off on owners of the parent	$ (6,638,961)
Effect of the spin-off on non-controlling interest	$ (3,019,613)